SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share Option Activity and Related Information

			Weighted	Weighted
		Weighted	average	average
		average	grant date	remaining	Aggregated
	Number of	exercise	fair value per	contractual	intrinsic
	options	price	share	year	value
		US$	US$	(Years)	US$’000

Outstanding, January 1, 2017	55,382,320	1.21	1.12	2.65	22,634
Granted	—	—	—	—	—
Forfeited	(12,500,000)	1.79	0.90	—	—
Exercised	(894,760)	0.93	1.28	—	—
Outstanding, December 31, 2017	41,987,560	1.04	1.18	1.59	3,986
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Exercised	(6,513,460)	0.92	1.28	—	—
Outstanding, December 31, 2018	35,474,100	1.07	1.17	0.94	2,078
Granted	—	—	—	—	—
Forfeited	(5,900,000)	1.74	0.92
Exercised	(3,572,880)	0.69	0.97		921
Outstanding, December 31, 2019	26,001,220	0.96	1.25	0.71	1,590
Vested and expected to vest at December 31, 2017	41,987,560	1.04	1.18	1.59	3,986
Exercisable at December 31, 2017	37,006,200	0.95	1.22	1.53	3,986
Vested and expected to vest at December 31, 2018	35,474,100	1.07	1.17	0.94	2,078
Exercisable at December 31, 2018	32,524,100	1.00	1.19	0.84	2,078
Vested and expected to vest at December 31, 2019	26,001,220	0.96	1.25	0.71	1,590
Exercisable at December 31, 2019	26,001,220	0.96	1.25	0.71	1,590

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

	For the years ended December 31
	2017	2018	2019

Expected volatility	54.83%	54.27%~60.15%	66.89%~67.67%
Risk-free interest rate	1.20%	2.26%~2.62%	1.62%~1.95%
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	0.00%	0.00%	0.00%
Suboptimal early exercise factor	2.2	2.2~2.8	2.2~2.8

Schedule of Share-Based Compensation Expenses Relating to Options Granted

	For the year ended December 31, 2017
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Cost of services	1,343	—	1,343	206
Sales and marketing	9,228	—	9,228	1,418
General and administrative	61,113	3,089	64,202	9,868
Service development expenses	16,370	—	16,370	2,516

	88,054	3,089	91,143	14,008

	For the year ended December 31, 2018
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Cost of services	351	—	351	51
Sales and marketing	11,361	—	11,361	1,652
General and administrative	74,227	2,346	76,573	11,137
Service development expenses	20,343	—	20,343	2,959

	106,282	2,346	108,628	15,799

	For the year ended December 31, 2019
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Cost of services	14	—	14	2
Sales and marketing	7,410	—	7,410	1,064
General and administrative	57,666	506	58,172	8,356
Service development expenses	13,679	—	13,679	1,965

	78,769	506	79,275	11,387

Restricted shares granted to employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity

Restricted shares granted to employees and directors

		Weighted	Weighted
		average	average
		grant date	remaining	Aggregated
	Number of	fair value per	contractual	intrinsic
	options	share	year	value
		US$	(Years)	US$’000

Outstanding, January 1, 2017	—	—	—	—
Granted	12,580,280	0.96	9.63	12,719
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding, December 31, 2017	12,580,280	0.96	9.63	12,719
Granted	5,000,000	1.41	9.49	3,790
Forfeited	—	—	—	—
Exercised	(10,503,520)	1.05	—	—
Outstanding, December 31, 2018	7,076,760	1.15	8.99	5,364
Granted	7,553,980	0.76	9.01	6,496
Forfeited	—	—	—	—
Exercised	(1,224,180)	1.41	—	1,053
Outstanding, December 31, 2019	13,406,560	0.93	8.52	11,530
Vested and expected to vest at December 31, 2017	12,580,280	0.96	9.63	12,719
Exercisable at December 31, 2017	—	—	—	—
Vested and expected to vest at December 31, 2018	7,076,760	1.15	8.99	5,364
Exercisable at December 31, 2018	—	—	—	—
Vested and expected to vest at December 31, 2019	13,406,560	0.93	8.52	11,530
Exercisable at December 31, 2019	13,406,560	0.93	8.52	11,530